Short-Term Borrowings - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Short-term Debt [Line Items]
Short-term borrowings	$ 18,641,000	$ 4,361,000
Short-term borrowings, maximum annual interest rate	1.95%	1.60%
Short-term borrowings, minimum annual interest rate	1.35%	1.50%
Short-term borrowings, weighted-average interest rate	1.72%	1.52%
Unused lines of credit available for borrowing	1,100,000	9,900,000
Collateral pledged for borrowings	$ 7,500,000	$ 0
Maturity Date One
Short-term Debt [Line Items]
Short-term borrowings, maturity date	2015-01	2014-01
Maturity Date Two
Short-term Debt [Line Items]
Short-term borrowings, maturity date	2015-07